Trade and other receivables: due within one year	6 Months Ended
Jun. 30, 2023
Trade And Other Receivables Due Within One Year
Trade and other receivables: due within one year

8. Trade and other receivables: due within one year

	June 30, 2023	December 31, 2022
	£	£
Other receivables	1,164	56,264
VAT owed to the Group	113,660	27,055
Prepaid clinical trial costs	307,519	307,519
Prepayments	188,365	528,618
	610,708	919,456

The fair value of trade and other receivables are not materially different to the book value.